JPMorgan California Tax Free Bond Fund Performance Management - R6 Shares [Member] - JPMorgan California Tax Free Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Bloomberg US Municipal Index, the Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index. The Bloomberg US Municipal Index serves as the Fund's regulatory index and provides a broad measure of market performance.The Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index are the Fund's additional indexes and are more representative of the Fund's investment universe than the regulatory index.The performance of the Class R6 Shares prior to their inception are based on Class I Shares (which are not offered in this prospectus). The actual returns of the Class R6 Shares would be substantially similar to the performance of Class I Shares because the Fund is invested in the same group of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visitingwww.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	The Bloomberg LB California 1-17 Year Muni Index and the Bloomberg California Municipal Bond Index are the Fund's additional indexes and are more representative of the Fund's investment universe than the regulatory index.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS — CLASS R6 SHARES
Bar Chart Closing [Text Block]	Best Quarter4th quarter, 20235.84%Worst Quarter1st quarter, 2022-5.87%The Fund’s year-to-date total returnthrough3/31/25was-0.19%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2024)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Market Index Changed	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg California Municipal Bond Index to the Bloomberg US Municipal Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	(0.19%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.84%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.87%)
Lowest Quarterly Return, Date	Mar. 31, 2022